UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

BlackRock Funds II

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1.	Schedule of Investments.

The Schedules of Investments are as follows.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2010

AS OF JULY 31, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 158.1%
Equity Funds — 83.2%

BlackRock All-Cap Global Resources Portfolio	144	$2,564
BlackRock Capital Appreciation Portfolio(b)	452	7,560
BlackRock EuroFund	108	2,515
BlackRock Global Dynamic Equity Fund	757	10,237
BlackRock Latin American Fund, Inc.	38	2,640
BlackRock Pacific Fund, Inc.	81	2,572
BlackRock Small Cap Core Equity Portfolio	240	4,891
Master Basic Value Trust	753	7,379
Master Large Cap Core Portfolio	1,008	9,815

		50,173

Fixed Income Funds — 74.9%

BlackRock High Yield Bond Portfolio	554	4,342
BlackRock International Bond Portfolio	416	4,656
BlackRock Total Return Portfolio	3,655	36,185

		45,183

TOTAL AFFILIATED INVESTMENT COMPANIES — 158.1% (Cost $95,825(a))		95,356

LIABILITIES IN EXCESS OF OTHER ASSETS — (58.1)% (including $18,156 of audit fees payable, $12,754 of legal fees payable and $3,283 of custodian fees payable)		(35,042)

NET ASSETS — 100.0%		$60,314

(a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation		$731
Gross unrealized depreciation		(1,200)

		$(469)

(b) Non-income producing security.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2015

AS OF JULY 31, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 178.6%
Equity Funds — 102.6%

BlackRock All-Cap Global Resources Portfolio	204	$3,633
BlackRock Capital Appreciation Portfolio(b)	644	10,759
BlackRock EuroFund	153	3,571
BlackRock Global Dynamic Equity Fund	1,077	14,558
BlackRock Latin American Fund, Inc.	54	3,733
BlackRock Pacific Fund, Inc.	115	3,668
BlackRock Small Cap Core Equity Portfolio	342	6,965
Master Basic Value Trust	1,073	10,515
Master Large Cap Core Portfolio	1,436	13,980

		71,382

Fixed Income Funds — 76.0%

BlackRock High Yield Bond Portfolio	649	5,078
BlackRock International Bond Portfolio	486	5,436
BlackRock Total Return Portfolio	4,278	42,353

		52,867

TOTAL AFFILIATED INVESTMENT COMPANIES — 178.6% (Cost $125,079(a))		124,249

LIABILITIES IN EXCESS OF OTHER ASSETS — (78.6)% (including $20,690 of legal fees payable, $19,754 of printing fees payable, $18,156 of audit fees payable, $3,283 of custody fees payable, $2,500 of other accrued expenses payable and $11,594 of receivable from advisor)		(54,683)

NET ASSETS — 100.0%		$69,566

(a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation		$788
Gross unrealized depreciation		(1,618)

		$(830)

(b) Non-income producing security.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2020

AS OF JULY 31, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 128.4%
Equity Funds — 83.1%

BlackRock All-Cap Global Resources Portfolio	455	$8,098
BlackRock Capital Appreciation Portfolio(b)	1,434	23,962
BlackRock EuroFund	345	8,047
BlackRock Global Dynamic Equity Fund	2,394	32,362
BlackRock Latin American Fund, Inc.	118	8,195
BlackRock Pacific Fund, Inc.	255	8,120
BlackRock Small Cap Core Equity Portfolio	776	15,813
Master Basic Value Trust	2,423	23,748
Master Large Cap Core Portfolio	3,245	31,602

		159,947

Fixed Income Funds — 45.3%

BlackRock High Yield Bond Portfolio	1,097	8,592
BlackRock International Bond Portfolio	791	8,848
BlackRock Total Return Portfolio	7,058	69,879

		87,319

TOTAL AFFILIATED INVESTMENT COMPANIES — 128.4% (Cost $248,249(a))		247,266

LIABILITIES IN EXCESS OF OTHER ASSETS — (28.4)% (including $20,690 of legal fees payable, $19,773 of printing fees payable and $18,156 of audit fees payable)		(54,713)

NET ASSETS — 100.0%		$192,553

(a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation		$839
Gross unrealized depreciation		(1,822)

		$(983)

(b) Non-income producing security.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2025

AS OF JULY 31, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 145.6%
Equity Funds — 106.9%

BlackRock All-Cap Global Resources Portfolio	366	$6,513
BlackRock Capital Appreciation Portfolio(b)	1,158	19,346
BlackRock EuroFund	274	6,406
BlackRock Global Dynamic Equity Fund	1,934	26,152
BlackRock Latin American Fund, Inc.	95	6,636
BlackRock Pacific Fund, Inc.	208	6,610
BlackRock Small Cap Core Equity Portfolio	616	12,545
Master Basic Value Trust	1,935	18,958
Master Large Cap Core Portfolio	2,587	25,197

		128,363

Fixed Income Funds — 38.7%

BlackRock High Yield Bond Portfolio	571	4,473
BlackRock International Bond Portfolio	425	4,753
BlackRock Total Return Portfolio	3,757	37,196

		46,422

TOTAL AFFILIATED INVESTMENT COMPANIES — 145.6% (Cost $177,281(a))		174,785

LIABILITIES IN EXCESS OF OTHER ASSETS — (45.6)% (including $20,690 of legal fees payable, $19,776 of printing fees payable and $18,156 of audit fees payable)		(54,723)

NET ASSETS — 100.0%		$120,062

(a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation		$557
Gross unrealized depreciation		(3,053)

		$(2,496)

(b) Non-income producing security.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2030

AS OF JULY 31, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 140.3%
Equity Funds — 130.3%

BlackRock All-Cap Global Resources Portfolio	327	$5,813
BlackRock Capital Appreciation Portfolio(b)	1,030	17,216
BlackRock EuroFund	244	5,705
BlackRock Global Dynamic Equity Fund	1,723	23,291
BlackRock Latin American Fund, Inc.	85	5,942
BlackRock Pacific Fund, Inc.	185	5,875
BlackRock Small Cap Core Equity Portfolio	547	11,152
Master Basic Value Trust	1,719	16,846
Master Large Cap Core Portfolio	2,301	22,408

		114,248

Fixed Income Funds — 10.0%

BlackRock High Yield Bond Portfolio	108	846
BlackRock International Bond Portfolio	81	902
BlackRock Total Return Portfolio	711	7,037

		8,785

TOTAL AFFILIATED INVESTMENT COMPANIES — 140.3% (Cost $124,342(a))		123,033

LIABILITIES IN EXCESS OF OTHER ASSETS — (40.3)% (including $18,156 of audit fees payable, $12,754 of legal fees payable and $3,283 of custodian fees payable)		(35,357)

NET ASSETS — 100.0%		$87,676

(a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation		$764
Gross unrealized depreciation		(2,073)

		$(1,309)

(b) Non-income producing security.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIOS 2035

AS OF JULY 31, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 139.6%
Equity Funds — 139.6%

BlackRock All-Cap Global Resources Portfolio	357	$6,351
BlackRock Capital Appreciation Portfolio(b)	1,123	18,761
BlackRock EuroFund	268	6,251
BlackRock Global Dynamic Equity Fund	1,877	25,382
BlackRock Latin American Fund, Inc.	93	6,504
BlackRock Pacific Fund, Inc.	201	6,384
BlackRock Small Cap Core Equity Portfolio	599	12,200
Master Basic Value Trust	1,877	18,395
Master Large Cap Core Portfolio	2,513	24,474

		124,702

TOTAL AFFILIATED INVESTMENT COMPANIES — 139.6% (Cost $124,845(a))		124,702

LIABILITIES IN EXCESS OF OTHER ASSETS — (39.6)% (including $18,156 of audit fees payable, $12,754 of legal fees payable and $3,283 of custodian fees payable)		(35,372)

NET ASSETS — 100.0%		$89,330

(a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation		$1,276
Gross unrealized depreciation		(1,419)

		$(143)

(b) Non-income producing security.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2040

AS OF JULY 31, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 107.7%
Equity Funds — 107.7%

BlackRock All-Cap Global Resources Portfolio	532	$9,476
BlackRock Capital Appreciation Portfolio(b)	1,669	27,883
BlackRock EuroFund	392	9,151
BlackRock Global Dynamic Equity Fund	2,790	37,728
BlackRock Latin American Fund, Inc.	139	9,659
BlackRock Pacific Fund, Inc.	301	9,564
BlackRock Small Cap Core Equity Portfolio	884	17,999
Master Basic Value Trust	2,789	27,328
Master Large Cap Core Portfolio	3,724	36,267

		185,055

TOTAL AFFILIATED INVESTMENT COMPANIES — 107.7% (Cost $190,312(a))		185,055

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)% (including $18,156 of audit fees payable)		(13,161)

NET ASSETS — 100.0%		$171,894

(a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation		$210
Gross unrealized depreciation		(5,467)

		$(5,257)

(b) Non-income producing security.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2045

AS OF JULY 31, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 135.0%
Equity Funds — 135.0%

BlackRock All-Cap Global Resources Portfolio	292	$5,201
BlackRock Capital Appreciation Portfolio(b)	893	14,926
BlackRock EuroFund	209	4,884
BlackRock Global Dynamic Equity Fund	1,494	20,202
BlackRock Latin American Fund, Inc.	78	5,397
BlackRock Pacific Fund, Inc.	159	5,071
BlackRock Small Cap Core Equity Portfolio	467	9,522
Master Basic Value Trust	1,478	14,484
Master Large Cap Core Portfolio	1,973	19,217

		98,904

TOTAL AFFILIATED INVESTMENT COMPANIES — 135.0% (Cost $98,625(a))		98,904

LIABILITIES IN EXCESS OF OTHER ASSETS — (35.0)% (including $18,156 of audit fees payable and $8,786 of legal fees payable)		(25,649)

NET ASSETS — 100.0%		$73,255

(a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation		$1,357
Gross unrealized depreciation		(1,078)

		$279

(b) Non-income producing security.

BLACKROCK FUNDS II

SCHEDULE OF INVESTMENTS

PREPARED PORTFOLIO 2050

AS OF JULY 31, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 134.9%
Equity Funds — 134.9%

BlackRock All-Cap Global Resources Portfolio	293	$5,212
BlackRock Capital Appreciation Portfolio(b)	895	14,958
BlackRock EuroFund	209	4,883
BlackRock Global Dynamic Equity Fund	1,500	20,280
BlackRock Latin American Fund, Inc.	78	5,412
BlackRock Pacific Fund, Inc.	160	5,105
BlackRock Small Cap Core Equity Portfolio	467	9,506
Master Basic Value Trust	1,478	14,487
Master Large Cap Core Portfolio	1,973	19,218

		99,061

TOTAL AFFILIATED INVESTMENT COMPANIES — 134.9% (Cost $99,346(a))		99,061

LIABILITIES IN EXCESS OF OTHER ASSETS — (34.9)% (including $18,156 of audit fees payable and $8,786 of legal fees payable)		(25,649)

NET ASSETS — 100.0%		$73,412

(a) Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation		$1,171
Gross unrealized depreciation		(1,456)

		$(285)

(b) Non-income producing security.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Funds II

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, President (principal executive officer)

Date September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, President (principal executive officer)

Date September 20, 2007

By (Signature and Title)	/s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer (principal financial officer)

Date September 20, 2007